UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07360

Monetta Trust

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(Exact name of registrant as specified in charter)

1776 S. Naperville Road, Suite 100

Wheaton, IL 60189-5831

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(Address of principal executive offices) (Zip Code)

Monetta Financial Services, Inc.

1776-A S. Naperville Road, Suite 100

Wheaton, IL 60189-5831

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(Name and address of agent for service)

Registrant's telephone number, including area code: 1-630-462-9800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS

The following is the schedule of investments as of March 31, 2012 for the Monetta Trust, a Massachusetts Business Trust, consisting of three series:  Monetta Young Investor Fund, Monetta Mid-Cap Equity Fund and Orion/Monetta Intermediate Bond Fund.

Monetta Young Investor Fund
Schedule of Investments (unaudited)
March 31, 2012

COMMON STOCKS - 48.2%
NUMBER OF SHARES		VALUE

Consumer Discretionary - 19.3%

Automobiles & Components - 3.3%
*62,000	Ford Motor Co.	$774,380
6,000	Harley-Davidson, Inc.	294,480
		1,068,860

Consumer Durables & Apparel - 2.5%
*15,000	Crocs, Inc.	313,800
2,300	Nike, Inc. - CL B	249,412
4,000	Tupperware Brands Corp.	254,000
		817,212

Consumer Services - 2.6%
6,000	McDonald's Corp.	588,600
4,500	Starbucks Corp.	251,505
		840,105

Media - 4.1%
*15,000	Comcast Corp.- CL A	450,150
*100,000	Sirius XM Radio, Inc.	231,000
*15,000	Walt Disney Co.	656,700
		1,337,850

Retailing - 6.8%
*500	AutoZone, Inc.	185,900
*5,000	Bed Bath & Beyond, Inc.	328,850
*3,500	Dollar Tree, Inc.	330,715
7,000	Home Depot, Inc.	352,170
8,000	TJX Companies, Inc.	317,680
6,000	Tiffany & Co.	414,780
*3,000	Ulta Salon, Cosmetics & Fragrance, Inc.	278,670
		2,208,765

Consumer Staples - 4.9%

Food & Staples Retailing - 0.8%
*3,000	Whole Foods Market, Inc.	249,600

Food Beverage & Tobacco - 2.9%
6,000	Coca-Cola Co.	444,060
7,500	PepsiCo, Inc.	497,625
		941,685

Household & Personal Products - 1.2%
*6,500	The Estee Lauder Companies, Inc. – CL A	402,610

Energy - 0.8%

Energy - 0.8%
3,100	Exxon Mobil Corp.	268,863

Financials - 5.5%

Diversified Financials - 5.5%
2,500	Goldman Sachs Group, Inc.	310,925
*12,500	JPMorgan Chase & Co.	574,750
30,000	Morgan Stanley	589,200
5,000	T Rowe Price Group, Inc.	326,500
		1,801,375

Health Care - 2.3%

Pharmaceuticals & Biotechnology - 2.3%
*30,000	Amarin Corp. Plc - ADR (b)	339,600
18,000	Pfizer, Inc.	407,880
		747,480

Industrials - 5.5%

Capital Goods - 2.8%
2,000	Caterpillar, Inc.	213,040
5,500	Deere & Co.	444,950
1,200	W.W. Grainger, Inc.	257,772
		915,762

Transportation - 2.7%
22,000	CSX Corp.	473,440
4,500	FedEx Corp.	413,820
		887,260

Information Technology - 9.9%

Semiconductors and Semiconductor Equipment - 1.3%
*15,000	Intel Corp.	421,650

Software & Services - 3.0%
*11,000	eBay, Inc.	405,790
*350	Google, Inc.	224,434
*12,000	Oracle Corp.	349,920
		980,144

Technology Hardware & Equipment - 5.6%
*1,500	Apple, Inc.	899,205
*25,000	Cisco Systems, Inc.	528,750
6,000	Qualcomm, Inc.	408,120
		1,836,075

Total Common Stocks		15,725,296
(Cost $13,392,751)(a)

Exchange Traded Funds - 46.1%

5,000	iShares S&P 500 Growth	376,850
27,500	iShares S&P 500 Index	3,883,275
23,000	iShares Trust S&P 100	1,472,920
27,000	SPDR S&P 500 ETF Trust	3,799,305
19,000	Vanguard Growth ETF	1,348,430
20,000	Vanguard Large-Cap ETF	1,288,600
24,000	Vanguard S&P 500 ETF	1,544,880
23,000	Vanguard Value ETF	1,326,640
		15,040,900

Total Exchange Traded Funds		15,040,900
(Cost $13,133,410)(a)

Mutual Funds - 5.6%

1,816,535	AIM Liquid Assets Portfolio	1,816,535
	- Institutional Class

	Total Mutual Funds	1,816,535
	(Cost $1,816,535)(a)

	Total Investments - 99.9%	32,582,731
	(Cost $28,342,696)(a)

	Other Net Assets Less Liabilities - 0.1%	3,641

	Net Assets - 100%	$32,586,372

(a)

Cost for book and tax purposes is $28,342,696; the aggregate gross unrealized appreciation is $4,290,096 and the aggregate gross unrealized depreciation is

$50,061, resulting in net unrealized appreciation of $4,240,035.

(b)

American Depository Receipt (ADR).

*   Non-income producing security.

Monetta Mid-Cap Equity Fund
Schedule of Investments (unaudited)
March 31, 2012

COMMON STOCKS - 97.5%
NUMBER OF SHARES		VALUE

Consumer Discretionary -15.3%

Consumer Services - 2.4%
*600	Panera Bread Co.	$96,552

Media - 2.9%
*3,500	Lamar Advertising Co.	113,435

Retailing - 10.1%
1,100	Advance Auto Parts, Inc.	97,427
*1,100	Dollar Tree, Inc.	103,939
2,200	Ross Stores, Inc.	127,820
1,000	Tiffany & Co.	69,130
		398,316

Consumer Staples - 2.8%

Food Beverage & Tobacco - 2.8%
*1,800	Monster Beverage Corp.	111,762

Energy - 2.2%

Energy - 2.2%
1,600	Oceaneering Int'l	86,224

Financials - 20.0%

Banks - 6.9%
45,000	Synovus Financial Corp.	92,250
11,500	SPDR Financial Select	181,470
		273,720

Diversified Financials - 7.4%
*1,200	Affiliated Managers Group	134,172
3,000	Eaton Vance Corp.	85,740
8,000	Janus Capital Group, Inc.	71,280
		291,192

Insurance - 2.7%
*13,000	Genworth Financial, Inc.	108,160

Real Estate - 3.0%
*1,400	Jones Lang LaSalle, Inc.	116,634

Health Care - 7.3%

Pharmaceuticals & Biotechnology - 7.3%
*1,000	Alexion Pharmaceuticals	92,860
*7,000	Amarin Corp. Plc - ADR (b)	79,240
*2,800	Vertex Pharmaceuticals	114,828
		286,928

Industrials - 13.9%

Capital Goods - 11.4%
2,400	Ametek, Inc.	116,424
2,500	Fastenal Co.	135,250
*4,600	United Rentals, Inc.	197,294
		448,968

Transportation - 2.5%
*2,100	Expeditors Int'l of WA, Inc.	97,671

Information Technology - 25.8%

Semiconductors and Semiconductor Equipment - 3.2%
*4,500	Skyworks Solutions, Inc.	124,425

Software & Services - 16.7%
*3,200	Akamai Technologies, Inc.	117,440
*1,000	Alliance Data Systems Corp.	125,960
*10,000	Monster Worldwide, Inc.	97,500
*1,500	Red Hat, Inc.	89,835
*1,600	SXC Health Solutions Corp.	119,936
*2,100	Verifone Systems, Inc.	108,927
		659,598

Technology Hardware & Equipment -5.9%
*1,100	F5 Networks, Inc.	148,456
*3,000	Riverbed Technology, Inc.	84,240
		232,696

Materials - 4.4%

Materials - 4.4%
2,500	Ball Corp.	107,200
*2,000	Molycorp, Inc.	67,660
		174,860

Telecommunication Services - 5.8%

Telecommunication Services – 5.8%
*2,500	SBA Communications Corp.	127,025
*35,000	Sprint Nextel Corp.	99,750
		226,775

Total Common Stocks		3,847,916
(Cost $3,100,882)(a)

Mutual Funds -1.6%

63,180	AIM Liquid Assets Portfolio	63,180
	- Institutional Class

Total Mutual Funds		63,180
(Cost $63,180)(a)

Total Investments - 99.1%		3,911,096
(Cost $3,164,062)(a)

Other Net Assets Less Liabilities - 0.9%		34,220

Net Assets - 100%		$3,945,316

(a)

Cost for book and tax purposes is $3,164,062 the aggregate gross unrealized appreciation is $748,526 and the aggregate gross unrealized depreciation is

$1,492, resulting in net unrealized appreciation of $747,034.

(b)

American Depository Receipt (ADR).

*   Non-income producing security.

Orion/Monetta Intermediate Bond Fund
Schedule of Investments (unaudited)
March 31, 2012

CORPORATE BONDS – 94.2%
PRINCIPAL AMOUNT		MATURITY DATE	VALUE

Basic Materials - 3.1%

Chemicals - 3.1%
250,000	E.I. Du Pont DE Nemour - 5.750%	03/15/19	$302,192

Consumer-Cyclical - 1.1%

Retail - 1.1%
100,000	Wal-mart Stores Inc. - 4.500%	07/01/15	111,335

Consumer-Non-Cyclical – 23.8%

Agriculture – 3.0%
250,000	Lorillard Tobacco Co. – 6.875%	05/01/20	294,206

Beverages - 3.4%
200,000	Diageo Finance BV - 5.300%	10/28/15	228,160
100,000	Pepsico Inc. - 3.100%	01/15/15	106,508
			334,668
Commercial Services - 3.5%
300,000	Western Union Co. - 5.930%	10/01/16	346,262

Cosmetics/Personal Care - 1.2%
100,000	Proctor & Gamble Co. - 4.850%	12/15/15	114,484

Food – 3.4%
100,000	Dean Foods Co. - 7.000%	06/01/16	103,250
200,000	Smithfield Foods Inc. - 7.750%	07/01/17	227,000
			330,250
Healthcare-Services - 3.5%
300,000	WellPoint Inc - 5.875%	06/15/17	350,689

Pharmaceuticals – 5.8%
100,000	Abbott Laboratories – 5.600%	11/30/17	121,080
300,000	Merck & Co Inc - 4.000%	06/30/15	329,709
115,000	Novartis Capital Corp. - 4.125%	02/10/14	122,550
			573,339

Energy - 6.9%

Oil, Gas and Services - 6.9%
500,000	Chesapeake Energy Corp - 9.500%	02/15/15	575,000
100,000	United Refining – 10.500%	02/28/18	103,750
			678,750

Financial – 52.8%

Banks – 3.7%
325,000	Bank of America - 10.200%	07/15/15	363,221

Diversified Financial Services – 17.7%
250,000	American Express -7.000%	03/19/18	307,297
250,000	Blackrock Inc - 3.500%	12/10/14	267,861
282,000	Caterpillar Financial Services Corp. - 7.150%	02/15/19	364,781
185,000	CME Group Inc. - 5.750%	02/15/14	201,823
550,000	General Electric Capital Corp. - 5.650%	06/09/14	602,059
			1,743,821
Finance-Investment Banker/Broker – 7.2%
200,000	E*Trade Financial Corp - 7.875%	12/01/15	204,250
50,000	Jefferies Group, Inc. – 5.125%	04/13/18	49,000
425,000	TD Ameritrade Holding Co - 4.150%	12/01/14	454,317
			707,567

Insurance - 24.3%
200,000	American Int’l Group – 5.600%	10/18/16	216,792
100,000	AIG Retirement Services – 8.125%	04/28/23	114,871
350,000	Genworth Financial, Inc. – 7.200%	02/15/21	357,025
400,000	Hartford Financial Services Group - 4.000%	03/30/15	413,891
600,000	Protective Life Corp - 7.375%	10/15/19	664,965
500,000	Torchmark Corp - 9.250%	06/15/19	620,460
			2,388,004

Industrial – 5.5%

Aerospace/Defense - 4.0%
200,000	General Dynamics Corp - 5.250%	02/01/14	217,033
150,000	United Technologies Corp. – 5.375%	12/15/17	179,835
			396,868
Packaging & Containers - 1.5%
150,000	Solo Cup Company - 8.500%	02/15/14	151,125

Technology - 1.0%

Software - 1.0%
100,000	First Data Corp. – 11.250%	03/31/16	91,000

Total Corporate Bonds			9,277,781
Cost ($8,764,185)(a)

Exchange Traded Funds – 0.9%

2,800	ProShares UltraShort Lehman		87,948

Total Exchange Traded Funds			87,948
(Cost $97,796)(a)

Mutual Funds – 4.5%

440,224	AIM Liquid Asset Portfolio-
	Institutional Class		440,224

Total Mutual Funds			440,224
(Cost $440,224)(a)

Total Investments – 99.6%			9,805,953
(Cost $9,302,205)(a)

Other Net Assets Less Liabilities - 0.4%			41,002

Net Assets - 100%			$9,846,955

(a)

Cost for book and tax purposes is $9,302,205; the aggregate gross unrealized appreciation is $526,682 and the aggregate gross unrealized depreciation is

$22,934, resulting in net unrealized appreciation of $503,748.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements and Disclosures Topic, of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securities;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the respective Funds' investments at March 31, 2012, based on the inputs used to value them (in thousands):

                                       INVESTMENTS IN SECURITIES (unaudited)

TYPE OF INVESTMENTS	LEVEL I	LEVEL II	LEVEL III	TOTAL

YOUNG INVESTOR FUND
Common Stocks	$15,725	$0	$0	$15,725
Exchange Traded Funds	$15,041	$0	$0	$15,041
Money Market Funds	$1,817	$0	$0	$1,817

FUND TOTAL	$32,583	$0	$0	$32,583

MID-CAP EQUITY FUND
Common Stocks	$3,848	$0	$0	$3,848
Money Market Funds	$63	$0	$0	$63

FUND TOTAL	$3,911	$0	$0	$3,911

ORION/MONETTA INTERMEDIATE BOND FUND
Corporate Bonds	$0	$9,278	$0	$9,278
Exchange Traded Funds	$88	$0	$0	$88
Money Market Funds	$440	$0	$0	$440

FUND TOTAL	$528	$9,278	$0	$9,806

For additional category information for the investments in securities presented above, please refer to the Fund's Schedule of Investments.

Additional investment related disclosures are hereby incorporated by reference to the annual report and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2. CONTROLS AND PROCEDURES

a)

The registrant's principal executive officer and principal financial officer have  concluded  that the registrant's disclosure  controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report that includes the  disclosure required by this paragraph, based on their evaluation of these controls and  procedures required by Rule  30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17  CFR   240.13a-15(b) or 240.15d-15(b)).

b)

There were no significant changes in the  registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3. EXHIBITS

Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monetta Trust

By (Signature and Title)*                /s/ ROBERT S. BACARELLA

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Robert S. Bacarella, Principal Executive Officer

Date                                                       May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/  ROBERT S. BACARELLA

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Robert S. Bacarella, Principal Executive Officer

Date                                                       May 23, 2012

By (Signature and Title)*               /s/  MARIA C. DE NICOLO

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Maria C. De Nicolo, Principal Financial Officer

Date                                                       May 23, 2012